Property and equipment (Details) - BRL (R$) R$ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	R$ (173,677)	R$ (188,019)	R$ (193,905)	R$ (163,476)
Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	R$ (116,169)	R$ (136,771)
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate, property, plant and equipment	4.00%	4.00%
Property, plant and equipment	R$ (8,659)	R$ (12,297)
Furniture and Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate, property, plant and equipment	10.00%	10.00%
Property, plant and equipment	R$ (31,329)	R$ (21,532)
Communication and network equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate, property, plant and equipment	20.00%	20.00%
Property, plant and equipment	R$ (15,540)	R$ (15,625)
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	R$ (1,980)	R$ (1,794)
Top of range [member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate, property, plant and equipment	10.00%	10.00%
Bottom of range [member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate, property, plant and equipment	4.00%	4.00%
Historical Cost Of Property Plant And Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	R$ (215,593)	R$ (222,864)	(226,333)	(187,074)
Historical Cost Of Property Plant And Equipment [Member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(125,176)	(144,387)	(153,047)	(131,064)
Historical Cost Of Property Plant And Equipment [Member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(38,435)	(37,446)	(35,782)	(27,608)
Historical Cost Of Property Plant And Equipment [Member] | Furniture and Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(33,987)	(23,601)	(22,748)	(14,012)
Historical Cost Of Property Plant And Equipment [Member] | Communication and network equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(16,015)	(15,636)	(14,756)	(14,390)
Historical Cost Of Property Plant And Equipment [Member] | Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(1,980)	(1,794)
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(41,916)	(34,845)	(32,428)	(23,598)
Accumulated depreciation and amortisation [member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(9,007)	(7,616)	(7,434)	(3,741)
Accumulated depreciation and amortisation [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(29,776)	(25,149)	(23,711)	(14,721)
Accumulated depreciation and amortisation [member] | Furniture and Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(2,658)	(2,069)	(1,271)	(5,064)
Accumulated depreciation and amortisation [member] | Communication and network equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(475)	(11)	R$ (12)	R$ (72)
Accumulated depreciation and amortisation [member] | Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	R$ 0	R$ 0